Financial Instruments (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 EUR (€)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 18,300	$ 15,600
Derivatives designated as hedging instruments - assets	15	4
Derivatives not designated as hedging instruments - assets	155	97
Derivatives designated as hedging instruments - liabilities	196	428
Derivatives not designated as hedging instruments - liabilities	158	105
Hedging Liabilities, Noncurrent | €				€ 2,950
Hedging Liabilities, Current | €				€ 500
Loss recorded in Accumulated other comprehensive loss	75	(415)
Loss reclassified from Accumulated other comprehensive loss into Product sales (effective portion)	171	234
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	$ 59
Maximum Length of Time, Foreign Currency Cash Flow Hedge	5 years 11 months 23 days
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ 56	63
Payments for (Proceeds from) Derivative Instrument, Investing Activities	$ (249)	$ (160)	$ (93)